UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments

January 31, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (98.6%)
Aerospace & Defense (3.2%)
General Dynamics	20,200	$1,397
Huntington Ingalls Industries*	4,600	173
L-3 Communications Holdings, Cl 3	14,100	998
Northrop Grumman	25,000	1,451
Raytheon	32,400	1,555

		5,574

Agricultural Operations (0.6%)
Archer-Daniels-Midland	35,400	1,013

Agricultural Products (0.8%)
Corn Products International	14,300	794
Fresh Del Monte Produce	22,400	548

		1,342

Aircraft (0.5%)
Lockheed Martin	11,500	947

Apparel Retail (0.7%)
American Eagle Outfitters	37,200	524
Gap	35,900	681

		1,205

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	22,900	1,226
Bank of New York Mellon	46,700	940
State Street	21,200	831

		2,997

Automotive (1.2%)
Autoliv	13,200	833
Ford Motor	105,300	1,308

		2,141

Banks (8.9%)
Bank of America	237,000	1,690
Comerica	17,400	481
Huntington Bancshares	107,600	614
JPMorgan Chase	123,900	4,622
Keycorp	32,200	250
PNC Financial Services Group	23,800	1,402
Regions Financial	109,300	571
SunTrust Banks	13,100	269
US Bancorp	31,700	895
Wells Fargo	145,100	4,238
Zions Bancorporation	28,000	472

		15,504

Biotechnology (2.0%)
Amgen	40,100	2,723
Gilead Sciences*	14,200	694

		3,417

Broadcasting, Newspapers & Advertising (0.5%)
CBS, Cl B	29,000	826

Chemicals (2.0%)
Ashland	15,000	946
Dow Chemical	54,400	1,823
Eastman Chemical	15,600	785

		3,554

Commercial Printing (0.3%)
RR Donnelley & Sons	40,500	460

Computer & Electronics Retail (0.8%)
Best Buy	20,100	481
GameStop, Cl A*	25,200	589
RadioShack	30,800	221

		1,291

Computers & Services (3.6%)
Computer Sciences	15,100	390
Dell*	57,400	989
Hewlett-Packard	72,300	2,023
Microsoft	39,200	1,158
Seagate Technology	51,100	1,080
Western Digital*	17,300	629

		6,269

Construction & Engineering (0.3%)
KBR	18,200	585

Consumer Discretionary (2.0%)
Procter & Gamble	54,300	3,423

Diversified Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold	18,200	841

Diversified REIT’s (0.3%)
Liberty Property Trust	14,800	493

Drug Retail (1.8%)
CVS Caremark	55,600	2,322
Walgreen	21,800	727

		3,049

Electrical Services (6.2%)
Ameren	25,800	816
American Electric Power	40,900	1,618
DTE Energy	20,800	1,107
Entergy	16,000	1,110
Exelon	20,900	831
General Electric	219,000	4,097
Pinnacle West Capital	12,100	572
Portland General Electric	21,800	544

		10,695

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares	Value (000)
Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	5,000	$887

Financial Services (3.6%)
Capital One Financial	27,300	1,249
Citigroup	79,960	2,456
GFI Group	54,800	254
Goldman Sachs Group	12,600	1,404
Morgan Stanley	52,100	972

		6,335

Food, Beverage & Tobacco (1.0%)
Coca-Cola Enterprises	22,300	597
Smithfield Foods*	38,400	857
Supervalu	33,400	231
Universal	2,400	108

		1,793

Gas/Natural Gas (0.7%)
Atmos Energy	14,800	480
UGI	26,000	700

		1,180

General Merchandise Stores (0.8%)
Target	28,700	1,458

Health Care Equipment (1.3%)
Medtronic	27,600	1,065
Zimmer Holdings	20,600	1,251

		2,316

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	9,900	538

Insurance (11.6%)
ACE	15,500	1,079
Aetna	34,600	1,512
Aflac	13,700	661
Allstate	37,200	1,073
Aspen Insurance Holdings	18,800	499
Assurant	16,000	634
Berkshire Hathaway, Cl B*	32,400	2,539
Chubb	14,300	964
CIGNA	12,200	547
Hartford Financial Services Group	37,800	662
Lincoln National	25,200	543
MetLife	16,400	579
Prudential Financial	28,900	1,654
Torchmark	19,350	884
Travelers	26,100	1,522
UnitedHealth Group	42,300	2,191
Unum Group	47,800	1,091
WellPoint	23,700	1,524

		20,158

Machinery (0.8%)
AGCO*	16,300	830
Timken	12,100	591

		1,421

Metal & Glass Containers (0.3%)
Owens-Illinois*	20,600	495

Mortgage REIT’s (0.4%)
Annaly Capital Management	39,300	662

Multimedia (1.2%)
Time Warner	21,100	782
Walt Disney	33,000	1,284

		2,066

Office Electronics (0.4%)
Xerox	102,000	790

Office Equipment (0.3%)
Pitney Bowes	23,200	440

Office REIT (0.5%)
Duke Realty	64,500	864

Paper & Paper Products (0.4%)
International Paper	21,000	654

Paper Packaging (0.6%)
Rock-Tenn, Cl A	9,800	606
Sealed Air	24,900	497

		1,103

Petroleum & Fuel Products (11.4%)
Apache	11,100	1,098
Chevron	57,400	5,917
ConocoPhillips	49,700	3,390
Exxon Mobil	38,000	3,182
Marathon Oil	37,700	1,183
Marathon Petroleum	18,850	721
Murphy Oil	9,700	578
Occidental Petroleum	15,800	1,576
Tesoro*	31,300	783
Valero Energy	55,500	1,332

		19,760

Petroleum Refining (0.5%)
Devon Energy	13,600	868

Pharmaceuticals (8.4%)
Abbott Laboratories	16,700	904
Eli Lilly	30,200	1,200
Johnson & Johnson	41,600	2,742
Merck	114,600	4,385
Pfizer	247,400	5,294

		14,525

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares	Value (000)
Printing & Publishing (0.7%)
Gannett	41,500	$588
Lexmark International, Cl A	17,800	621

		1,209

Railroads (0.3%)
Union Pacific	4,300	492

Reinsurance (1.2%)
Everest Re Group	7,900	674
Montpelier Re Holdings	25,600	445
Reinsurance Group of America, Cl A	2,900	158
Validus Holdings	25,192	808

		2,085

Retail (3.0%)
Cracker Barrel Old Country Store	2,700	142
Kohl’s	12,900	593
Kroger	33,400	794
Lowe’s	26,900	722
Macy’s	30,700	1,034
Safeway	46,600	1,024
Wal-Mart Stores	16,900	1,037

		5,346

Semi-Conductors/Instruments (3.3%)
Intel	181,100	4,784
TE Connectivity	29,200	996

		5,780

Specialized Consumer Services (0.5%)
H&R Block	47,200	772

Specialized REIT’s (0.5%)
Hospitality Properties Trust	32,900	797

Telephones & Telecommunications (5.8%)
AT&T	133,500	3,926
Cisco Systems	162,100	3,182
Corning	81,200	1,045
Harris	19,500	800
Verizon Communications	29,100	1,096

		10,049

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems	26,088	686

Total Common Stock (Cost $180,019)		171,155

	Face Amount (000)	Value (000)
Repurchase Agreement (1.1%)
Morgan Stanley 0.020%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $1,944,408 (collateralized by various U.S. Treasury Obligations, ranging in par value $436,181-$1,242,764, 3.375%-4.250%, 11/15/2019 to 11/15/2040; with total market value $1,983,302)	$1,944	1,944

Total Repurchase Agreement (Cost $1,944)		1,944

Total Investments (99.7%) (Cost $181,963)†		$173,099

Percentages are based on Net Assets of $173,586 (000).

Cl  —  Class

REIT  —  Real Estate Investment Trust

*	Non-income producing security.
†	At January 31, 2012, the tax basis cost of the Fund’s investments was $183,602 (000), and the unrealized appreciation and depreciation were $17,261 (000) and ($27,764 (000)) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$171,155	$—	$—	$171,155
Repurchase Agreement	—	1,944	—	1,944

Total Investments in Securities	$171,155	$1,944	$—	$173,099

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012